3 GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	May 20, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss for the period	$ (64,552)	$ (1,136,693)
Accumulated deficit		$ (5,420,431)	$ (4,870,645)